2 Summary of Significant Accounting Policies (Details Narrative) (Q2) (USD $)	12 Months Ended		6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Quarter 2 [Member]	Jun. 30, 2013 Quarter 2 [Member]
Bad debt		$ 22,047	$ 0	$ 0